Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements (Balance of and Changes in Deferred Reinsurance Gain) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	$ 252,736	$ 174,259
Amortization	(86,389)	(8,022)
Other	1,326,509	86,499
Balance, end of period	1,492,856	252,736
Lotus Re
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Other	1,352,000
Variable / Universal Life
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	174,598	174,259
Amortization	(79,952)	(7,365)
Other	1,340,312	7,704
Balance, end of period	1,434,958	174,598
Fixed Annuities
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	78,138	0
Amortization	(6,437)	(657)
Other	(13,803)	78,795
Balance, end of period	$ 57,898	$ 78,138